Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Loss from Operations Before Provision (Benefit) for Income Taxes and Associated Tax Provision (Benefit)

Loss from operations before provision (benefit) for income taxes and associated tax provision (benefit) are summarized in the following table:

	Years ended December 31,
Net Income (Loss)	2024	2023
Domestic	$(4,306,918)	$(2,384,802)
	$(4,306,918)	$(2,384,802)

Current
Federal	$-	$-
State	-	-
Total Current	$-	$-

Deferred
Federal	$(998,912)	$(590,371)
State	(190,269)	(112,452)
Total Deferred	(1,189,181)	(702,823)
Less Increase in Allowance	1,189,181	702,823
Net Deferred	$-	$-

Total Income Tax Provision (Benefit)	$-	$-

Schedule of Deferred Tax Assets and Liabilities

The significant components of the deferred tax assets and liabilities are summarized below:

	Years ended December 31,
	2024	2023
Deferred Tax Assets (Liabilities):
Net Operating Loss Carry-Forwards	$5,350,576	$4,273,846
Depreciable and Amortizable Assets	(20,520)	(20,520)
Stock Based Compensation	134,725	118,228
Loss Reserve	457	457
Accrued Compensation	133,163	37,326
Other	32,481	32,364
Total	5,630,882	4,441,701
Less Valuation Allowance	(5,630,882)	(4,441,701)
Net Deferred Tax Assets (Liabilities)	$-	$-

Schedule of Reconciliation of Income Tax Provision

A reconciliation of the income tax provision using the statutory U.S. income tax rate compared with the actual income tax provision reported on the consolidated statements of operations is summarized in the following table:

	Years ended December 31,
	2024	2023
Statutory United States federal rate	21.00%	21.00%
State income tax, net of federal benefit	4.00	4.00
Change in valuation allowance	(27.61)	(29.47)
Stock based compensation	0.38	2.13
Permanent differences	0.00	0.04
Other	2.23	2.30
Effective tax rate benefit (provision)	(2.23)%	(2.30)%